Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Summary of Lease, Cost
The components of the net lease cost reflected in the Company’s unaudited condensed consolidated statements of operations were as follows for the three and nine months ended September 30, 2024 and 2023 (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Operating lease costs	$205	$232	$549	$786
Short-term lease costs	6	14	26	38

	$211	$246	$575	$824

Supplemental information related to operating leases was as follows for the three and nine months ended September 30, 2024 and 2023 (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$193	$233	$577	$822

The components of the net lease cost reflected in the Company’s consolidated statements of operations were as follows for the years end ed
December 31, 2023 and 2022 (in thousands):

	2023	2022
Operating lease costs	$989	$1,199
Variable lease costs	—	—
Short-term lease costs	46	88

	$1,035	$1,287

Supplemental information related to operating leases was as follows for the years ended December 31, 2023 and 2022 (in thousands):

	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$1,008	$1,366
Right-of-use assets obtained in exchange for lease liabilities	$1,673	$1,128
Right-of-use assets and lease liabilities extinguished upon termination of lease, net of gain	$108	$—
Short-term variable lease expenses	$202	$285
Lease security deposit	$334	$74

Summary of Lessee, Operating Lease, Liability, to be Paid, Maturity
As of September 30, 2024, future minimum lease payments under the Company’s non-cancelable
operating leases are as follows (in thousands):

Operating lease obligations
2024 (remaining three months)	$209
2025	740
2026	545
2027	432
2028	366
Thereafter	14

Total	2,306
Less: imputed interest	(344)

Present value of net future minimum lease payments	1,962
Less: short-term operating lease liabilities	(655)

Long-term operating lease liabilities	$1,307

As of December 31, 2023, future minimum lease payments under the Company’s non-cancelable
operating leases are as follows (in thousands):

Fiscal Year	Operating lease obligations
2024	$784
2025	733
2026	545
2027	432
2028	366
Thereafter	14

Total	2,874
Less: imputed interest	514

Present value of net future minimum lease payments	2,360
Less: short-term operating lease liabilities	569

Long-term operating lease liabilities	$1,791